JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 93.8%
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	2,145	346,503
Automobiles — 4.8%
Tesla, Inc. *	8,761	2,323,855
Banks — 0.9%
First Republic Bank	1,123	146,608
SVB Financial Group *	882	296,158
		442,766
Beverages — 2.3%
Coca-Cola Co. (The)	12,077	676,553
Constellation Brands, Inc., Class A	1,290	296,287
Monster Beverage Corp. *	1,757	152,789
		1,125,629
Biotechnology — 6.2%
AbbVie, Inc.	5,820	781,102
Alnylam Pharmaceuticals, Inc. *	1,209	241,993
Amgen, Inc.	1,271	286,483
Exact Sciences Corp. *	2,481	80,608
Exelixis, Inc. *	6,339	99,396
Horizon Therapeutics plc *	3,291	203,680
Moderna, Inc. *	140	16,555
Natera, Inc. *	2,132	93,424
Regeneron Pharmaceuticals, Inc. *	1,532	1,055,349
Seagen, Inc. *	1,100	150,513
		3,009,103
Building Products — 1.1%
Trane Technologies plc	3,611	522,909
Capital Markets — 4.7%
BlackRock, Inc.	233	128,215
Blackstone, Inc.	7,927	663,490
Charles Schwab Corp. (The)	12,034	864,884
Morgan Stanley	4,103	324,178
MSCI, Inc.	149	62,847
S&P Global, Inc.	809	247,028
		2,290,642
Chemicals — 0.3%
Sherwin-Williams Co. (The)	764	156,429
Commercial Services & Supplies — 0.5%
Copart, Inc. *	2,516	267,702
Communications Equipment — 0.4%
Arista Networks, Inc. *	1,789	201,960
Construction & Engineering — 0.9%
Quanta Services, Inc.	3,523	448,795
Consumer Finance — 0.2%
Capital One Financial Corp.	902	83,137

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	910	52,462
Electrical Equipment — 0.9%
AMETEK, Inc.	2,199	249,389
Hubbell, Inc.	389	86,747
Rockwell Automation, Inc.	595	127,990
		464,126
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	4,160	278,553
Keysight Technologies, Inc. *	1,188	186,944
Zebra Technologies Corp., Class A *	403	105,590
		571,087
Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,183	66,716
Entertainment — 0.2%
Take-Two Interactive Software, Inc. *	1,031	112,379
Health Care Equipment & Supplies — 2.0%
Cooper Cos., Inc. (The)	704	185,786
Dexcom, Inc. *	3,321	267,473
Insulet Corp. *	667	153,010
Intuitive Surgical, Inc. *	1,908	357,635
		963,904
Health Care Providers & Services — 6.2%
Centene Corp. *	1,881	146,361
CVS Health Corp.	4,379	417,625
HCA Healthcare, Inc.	1,861	342,033
McKesson Corp.	2,763	939,061
UnitedHealth Group, Inc.	2,314	1,168,662
		3,013,742
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A *	45	4,727
Aramark	2,055	64,116
Booking Holdings, Inc. *	119	195,542
Chipotle Mexican Grill, Inc. *	130	195,359
Hilton Worldwide Holdings, Inc.	2,040	246,065
Marriott International, Inc., Class A	1,882	263,743
Royal Caribbean Cruises Ltd. *	3,113	117,983
		1,087,535
Household Durables — 0.2%
Garmin Ltd.	1,255	100,789
Insurance — 0.6%
Progressive Corp. (The)	2,399	278,788
Interactive Media & Services — 5.4%
Alphabet, Inc., Class C *	24,986	2,402,404
Bumble, Inc., Class A *	6,447	138,546

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Match Group, Inc. *	354	16,903
Meta Platforms, Inc., Class A *	485	65,805
Snap, Inc., Class A *	466	4,576
		2,628,234
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc. *	14,668	1,657,484
Etsy, Inc. *	197	19,726
MercadoLibre, Inc. (Brazil) *	9	7,450
Wayfair, Inc., Class A *	124	4,036
		1,688,696
IT Services — 3.4%
Automatic Data Processing, Inc.	547	123,726
Block, Inc., Class A *	129	7,094
Cognizant Technology Solutions Corp., Class A	3,459	198,685
Global Payments, Inc.	1,663	179,687
Globant SA *	884	165,379
International Business Machines Corp.	1,430	169,898
Mastercard, Inc., Class A	2,441	694,074
MongoDB, Inc. *	634	125,887
Shopify, Inc., Class A (Canada) *	171	4,607
		1,669,037
Life Sciences Tools & Services — 1.1%
Mettler-Toledo International, Inc. *	138	149,609
Thermo Fisher Scientific, Inc.	758	384,450
		534,059
Machinery — 2.5%
Deere & Co.	2,824	942,905
Ingersoll Rand, Inc.	4,594	198,736
Toro Co. (The)	693	59,931
		1,201,572
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	13,627	372,426
Multiline Retail — 0.4%
Target Corp.	1,174	174,210
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	1,504	249,529
ConocoPhillips	5,407	553,352
EOG Resources, Inc.	3,383	377,983
		1,180,864
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	1,431	308,953
Pharmaceuticals — 2.0%
Catalent, Inc. *	2,159	156,225
Eli Lilly & Co.	1,278	413,241

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Jazz Pharmaceuticals plc *	1,440	191,938
Royalty Pharma plc, Class A	5,222	209,820
		971,224
Professional Services — 1.1%
Equifax, Inc.	1,528	261,945
Verisk Analytics, Inc.	1,533	261,423
		523,368
Road & Rail — 0.2%
Old Dominion Freight Line, Inc.	411	102,244
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	8,091	512,646
ASML Holding NV (Registered), NYRS (Netherlands)	330	137,065
Enphase Energy, Inc. *	223	61,876
Entegris, Inc.	1,984	164,712
Lam Research Corp.	663	242,658
Marvell Technology, Inc.	3,343	143,448
NVIDIA Corp.	5,216	633,170
QUALCOMM, Inc.	2,616	295,556
SolarEdge Technologies, Inc. *	726	168,040
Teradyne, Inc.	261	19,614
Texas Instruments, Inc.	1,412	218,549
Wolfspeed, Inc. *	1,620	167,443
		2,764,777
Software — 15.1%
Atlassian Corp. plc, Class A *	668	140,674
Confluent, Inc., Class A *	5,940	141,194
Crowdstrike Holdings, Inc., Class A *	889	146,516
HubSpot, Inc. *	405	109,398
Intuit, Inc.	1,532	593,374
Microsoft Corp.	17,153	3,994,934
Oracle Corp.	7,170	437,872
Palo Alto Networks, Inc. *	2,086	341,666
Salesforce, Inc. *	1,271	182,821
ServiceNow, Inc. *	585	220,902
Synopsys, Inc. *	1,843	563,055
Trade Desk, Inc. (The), Class A *	2,378	142,085
Workday, Inc., Class A *	237	36,076
Zoom Video Communications, Inc., Class A *	2,510	184,711
Zscaler, Inc. *	692	113,744
		7,349,022
Specialty Retail — 3.7%
AutoZone, Inc. *	348	745,392
Burlington Stores, Inc. *	1,334	149,261
CarMax, Inc. *	1,587	104,774
Carvana Co. *	171	3,471

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	3,291	618,083
Tractor Supply Co.	958	178,073
		1,799,054
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	30,652	4,236,106
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	1,381	114,789
Tapestry, Inc.	3,953	112,384
		227,173
Total Common Stocks (Cost $50,987,943)		45,661,977
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b) (Cost $3,032,738)	3,032,738	3,032,738
Total Investments — 100.0% (Cost $54,020,681)		48,694,715
Other Assets Less Liabilities — 0.0% ^		8,233
NET ASSETS — 100.0%		48,702,948

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,694,715	$—	$—	$48,694,715

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at August 8, 2022(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	$—	$3,238,350	$205,612	$—	$—	$3,032,738	3,032,738	$6,001	$—

(a)	Commencement of operations was August 8, 2022.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.